Long-term Investments and Derivative Financial Instruments - Schedule of Derivative Financial Instruments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Assets	R$ 595,380	R$ 420,822
Liabilities	(440,994)	(426,937)
Interest rate swap contract [member] | Cash flow hedge [member]
Disclosure of detailed information about hedging instruments [line items]
Liabilities	(9,422)	(14,755)
Interest rate swap contract [member] | Fair value hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Assets	21,813	4,747
Liabilities	(1,732)	(24)
Interest rate swap contract [member] | Not designated as hedging instrument [member]
Disclosure of detailed information about hedging instruments [line items]
Assets	93,606	4,239
Liabilities	(260,593)	(385,185)
Foreign currency options [member] | Cash flow hedge [member]
Disclosure of detailed information about hedging instruments [line items]
Assets	246,323
Foreign currency options [member] | Not designated as hedging instrument [member]
Disclosure of detailed information about hedging instruments [line items]
Assets		187,437
Liabilities	(45,949)	(26,973)
Forward foreign currency contract [member] | Not designated as hedging instrument [member]
Disclosure of detailed information about hedging instruments [line items]
Assets	233,638	219,930
Liabilities	(74)
Heating oil forward contracts [member] | Not designated as hedging instrument [member]
Disclosure of detailed information about hedging instruments [line items]
Assets		R$ 4,469
Liabilities	R$ (123,224)